ACQUISITION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May. 31, 2016	Nov. 30, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Apr. 30, 2016	Dec. 26, 2013
ACQUISITION [Abstract]
Cash paid for acquisition						$ 10,000
Payment of liability for future earn-out in business combination			$ 849	$ 1,009	[1]
Depreciated cost of assets acquired			11,988
Depreciation cost			1,271	1,511
Business Acquisition, Contingent Consideration [Line Items]
Total consideration						$ 14,097
Customer relations and goodwill			4,688	$ 3,722				$ 3,722
Prevision [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent payments cap		$ 250,000
Agreement term		4 years
Ownership interests		100.00%
Total consideration		$ 1,100
Net identifiable liabilities		300
Customer relations and goodwill		$ 1,400
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments						12,500
Contingent payments cap						$ 7,500
Agreement term						7 years
Additional contingent consideration			$ 1,500
Earn-out Agreement [Member] | Subsequent Event [Member] | Forecast [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments							$ 3,550
Additional contingent consideration	$ 2,050
Award Units [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments						$ 20,000
Contingent payments cap						$ 5,000
Agreement term						3 years
Additional contingent consideration						$ 1,667
Extension term						12 months

[1]	Reclassified from investing activities